Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:		$1,335,346,691.89

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%		May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%		February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%		December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%		November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%		November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%		November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%		December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$374,733,026.29	0.7973043	$345,857,021.11	0.7358660	$28,876,005.18
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$565,063,026.29	0.4263565	$536,187,021.11	0.4045687	$28,876,005.18

Weighted Avg. Coupon (WAC)	3.23%		3.22%
Weighted Avg. Remaining Maturity (WARM)	38.25		37.29
Pool Receivables Balance	$596,287,193.41		$566,804,858.52
Remaining Number of Receivables	50,182		49,076

Adjusted Pool Balance	$585,093,226.67		$556,217,221.49

III. COLLECTIONS

Principal:
Principal Collections	$28,307,872.06
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$797,212.36
Total Principal Collections	$29,105,084.42

Interest:
Interest Collections	$1,567,955.25
Late Fees & Other Charges	$54,772.25
Interest on Repurchase Principal	$-
Total Interest Collections	$1,622,727.50

Collection Account Interest	$8,478.91
Reserve Account Interest	$1,107.73
Servicer Advances	$-

Total Collections	$30,737,398.56

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$30,737,398.56
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$30,737,398.56
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$496,905.99	$-	$496,905.99	$496,905.99
Collection Account Interest					$8,478.91
Late Fees & Other Charges					$54,772.25
Total due to Servicer					$560,157.15

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$281,049.77		$281,049.77
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$403,762.77		$403,762.77	$403,762.77

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$29,614,480.64

9. Regular Principal Distribution Amount:					$28,876,005.18

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$28,876,005.18
Class A-4 Notes				$-
Class A Notes Total:		$28,876,005.18		$28,876,005.18
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$28,876,005.18		$28,876,005.18

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					738,475.46

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$11,193,966.74
Beginning Period Amount	$11,193,966.74
Current Period Amortization	$606,329.71
Ending Period Required Amount	$10,587,637.03
Ending Period Amount	$10,587,637.03
Next Distribution Date Required Amount	$9,999,463.90

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.42%	3.60%	3.60%

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	March 2016
Distribution Date	04/15/16
Transaction Month	23
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.78%	48,479	98.31%	$557,228,355.03
30 - 60 Days	0.97%	475	1.33%	$7,527,442.68
61 - 90 Days	0.21%	103	0.31%	$1,758,544.85
91-120 Days	0.04%	19	0.05%	$290,515.96
121 + Days	0.00%	0	0.00%	$-
Total		49,076		$566,804,858.52

Delinquent Receivables 30+ Days Past Due
Current Period	1.22%	597	1.69%	$9,576,503.49
1st Preceding Collection Period	1.22%	610	1.71%	$10,217,495.52
2nd Preceding Collection Period	1.66%	849	2.34%	$14,573,457.79
3rd Preceding Collection Period	1.68%	875	2.34%	$15,185,446.48
Four-Month Average	1.45%		2.02%

Repossession in Current Period		45		$801,247.01
Repossession Inventory		106		$574,236.52

Current Charge-Offs
Gross Principal of Charge-Offs				$1,174,462.83
Recoveries				$(797,212.36)
Net Loss				$377,250.47

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.76%

Average Pool Balance for Current Period				$581,546,025.96

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.78%
1st Preceding Collection Period				0.89%
2nd Preceding Collection Period				1.14%
3rd Preceding Collection Period				0.82%
Four-Month Average				0.91%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	87	1,823	$30,017,977.05
Recoveries	88	1,530	$(15,647,444.77)
Net Loss			$14,370,532.28
Cumulative Net Loss as a % of Initial Pool Balance			1.05%

Net Loss for Receivables that have experienced a Net Loss *	71	1,573	$14,411,420.07
Average Net Loss for Receivables that have experienced a Net Loss			$9,161.74

Principal Balance of Extensions			$2,376,869.03
Number of Extensions			140

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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